INTANGIBLE ASSETS - Amortization expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS
Amortization expense	$ 2,108,000	$ 789,000	$ 97,000
Estimated aggregate amount of amortization expense for intangible assets
2021	2,100,000
2022	2,100,000
2023	2,100,000
2024	2,100,000
2025	2,100,000
2026	2,100,000
2027	2,100,000
2028	2,100,000
2029	2,100,000
2030	2,100,000
Accumulated amortization	$ 2,967,000	$ 859,000